Significant accounting judgements and estimates (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	$ 137	$ 77
Masbate Mine
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	45	37
Gramalote Project
Disclosure of detailed information about property, plant and equipment [line items]
Value added tax receivables	$ 18	$ 7